Variable Interest Entities (“VIEs”) (Tables)	12 Months Ended
Jun. 30, 2024
Variable Interest Entities (“VIEs”) [Abstract]
Schedule of Variable Interest Entities	Summarized below is the information related to VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:
	As of June 30,
	2023	2024
	RMB	RMB
Total assets	184,438	424,525
Total current liabilities	64,796	176,951
Total liabilities	81,504	220,483
	Year Ended June 30,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	159,181	87,728	144,024
Operating costs and expenses	(199,230)	(126,620)	(170,787)
Net loss	(33,613)	(23,041)	(37,038)
Net cash generated from (used in) operating activities	6,120	(54,828)	(69,861)